Expense Example	Mar. 29, 2026 USD ($)
Rockefeller Climate Solutions Fund | Rockefeller Climate Solutions Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,561
Rockefeller Climate Solutions Fund | Rockefeller Climate Solutions Fund - Class A Chares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	745
Expense Example, with Redemption, 3 Years	966
Expense Example, with Redemption, 5 Years	1,310
Expense Example, with Redemption, 10 Years	2,277
Rockefeller US Small Cap Core Fund | Rockefeller US Small Cap Core Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	750
Expense Example, with Redemption, 3 Years	944
Expense Example, with Redemption, 5 Years	1,258
Expense Example, with Redemption, 10 Years	2,147
Rockefeller US Small Cap Core Fund | Rockefeller US Small Cap Core Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,431
Rockefeller US Small Cap Core Fund | Rockefeller US Small Cap Core Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	$ 1,600